COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
Cost Of Sales [abstract]
Disclosure of cost of sales [Table Text Block]
	Years ended December 31,
	2022	2021
Site operating costs	269,822	201,964
Transportation costs	22,472	17,845
Changes in inventories of finished goods	7,726	(11,795)
Changes in inventories of ore stockpiles	(14,628)	(5,128)
Production costs	285,392	202,886
Depletion and amortization	51,982	66,587
Cost of sales	337,374	269,473